UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2009

Date of reporting period:	4/30/2009

Item 1 – Reports to Stockholders

APRIL 30, 2009	SEMIANNUAL REPORT

Dryden International Equity Fund

FUND TYPE

Global/International stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

June 15, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual report, which includes an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden International Equity Fund

Dryden International Equity Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden International Equity Fund is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.75%; Class B, 2.45%; Class C, 2.45%; Class F, 2.20%; Class L, 1.95%; Class M, 2.45%; Class X, 2.45%; Class Z, 1.45%. Net operating expenses apply to: Class A, 1.75%; Class B, 2.45%; Class C, 2.45%; Class F, 2.20%; Class L, 1.95%; Class M, 2.45%; Class X, 2.45%; Class Z, 1.45%.

Cumulative Total Returns as of 4/30/09
	Six Months	One Year	Five Years	Since Inception[1]
Class A	–4.51%	–47.13%	–6.77%	–50.31%
Class B	–4.91	–47.56	–10.37	–53.66
Class C	–4.90	–47.50	–10.37	–53.66
Class F	–4.74	–47.36	N/A	–46.11
Class L	–4.42	–47.19	N/A	–46.17
Class M	–4.91	–47.56	N/A	–46.88
Class X	–4.91	–47.56	N/A	–46.88
Class Z	–4.25	–46.93	–5.66	–49.25
MSCI EAFE ND Index[2]	–2.64	–42.76	3.36	**
Lipper Average[3]	0.36	–44.43	2.11	***

Average Annual Total Returns[4] as of 3/31/09
		One Year	Five Years	Since Inception[1]
Class A		–53.14%	–5.28%	–9.14%
Class B		–53.20	–5.09	–9.26
Class C		–51.28	–4.92	–9.26
Class F		–53.00	N/A	–28.30
Class L		–53.31	N/A	–32.26
Class M		–53.67	N/A	–31.97
Class X		–53.67	N/A	–31.97
Class Z		–50.31	–3.96	–8.38
MSCI EAFE ND Index[2]		–46.51	–2.18	**
Lipper Average[3]		–46.95	–2.12	***

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns assume the payment of the maximum applicable sales charge. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class F, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 5%, 1%, 6%, and 6%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, Class B, Class C, and Class Z, 3/1/00; Class F, 12/18/06; Class L, Class M, and Class X, 3/19/07. The Since Inception returns for the MSCI EAFE ND Index and the Lipper International Multi-Cap Growth Funds Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

2The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE ND) Index is an unmanaged, weighted index of performance that reflects stock price movements of developed-country markets in Europe, Australasia, and the Far East. The ND version of the MSCI EAFE Index reflects the impact of the maximum withholding taxes on reinvested dividends.

3The Lipper International Multi-Cap Growth Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper International Multi-Cap Growth Funds category. Funds in the Lipper Average invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies strictly outside of the United States with market capitalizations (on a three-year weighted basis) greater than the 250th largest company in the S&P Developed ex-U.S. Broad Market Index (BMI). Multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P Developed ex-U.S. BMI.

4The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class F, Class L, Class M, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.75%, 0.50%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B and Class F shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**MSCI EAFE ND Index Closest Month-End to Inception cumulative total returns as of 4/30/09 are –13.90% for Class A, Class B, Class C, and Class Z; –38.89% for Class F; and –41.28% for Class L, Class M, and Class X. MSCI EAFE ND Index Closest Month-End to Inception average annual total returns as of 3/31/09 are –2.93% for Class A, Class B, Class C, and Class Z; –23.85% for Class F; and –27.85% for Class L, Class, M, and Class X.

***Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/09 are –34.45% for Class A, Class B, Class C, and Class Z; –38.53% for Class F; and –40.67% for Class L, Class M, and Class X. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/09 are –5.55% for Class A, Class B, Class C, and Class Z; –22.96% for Class F; and –26.74% for Class L, Class, M, and Class X.

Dryden International Equity Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the MSCI EAFE ND Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings in Long-Term Portfolio expressed as a percentage of net assets as of 4/30/09
BP PLC, Oil, Gas & Consumable Fuels	1.6%
Vodafone Group PLC, Wireless Telecommunication Services	1.6
Total SA, Oil, Gas & Consumable Fuels	1.5
HSBC Holdings PLC, Commercial Banks	1.4
Novartis AG, Pharmaceuticals	1.3

Holdings are subject to change.

Five Largest Industries in Long-Term Portfolio expressed as a percentage of net assets as of 4/30/09
Commercial Banks	13.0%
Oil, Gas & Consumable Fuels	8.8
Pharmaceuticals	7.6
Metals & Mining	4.7
Insurance	4.6

Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2008, at the beginning of the period, and held through the six-month period ended April 30, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs

Dryden International Equity Fund	5

Fees and Expenses (continued)

of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden International Equity Fund		Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$954.90	1.75%	$8.48
	Hypothetical	$1,000.00	$1,016.12	1.75%	$8.75

Class B	Actual	$1,000.00	$950.90	2.45%	$11.85
	Hypothetical	$1,000.00	$1,012.65	2.45%	$12.23

Class C	Actual	$1,000.00	$951.00	2.45%	$11.85
	Hypothetical	$1,000.00	$1,012.65	2.45%	$12.23

Class F	Actual	$1,000.00	$952.60	2.20%	$10.65
	Hypothetical	$1,000.00	$1,013.88	2.20%	$10.99

Class L	Actual	$1,000.00	$955.80	1.95%	$9.46
	Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74

Class M	Actual	$1,000.00	$950.90	2.45%	$11.85
	Hypothetical	$1,000.00	$1,012.65	2.45%	$12.23

Class X	Actual	$1,000.00	$950.90	2.45%	$11.85
	Hypothetical	$1,000.00	$1,012.65	2.45%	$12.23

Class Z	Actual	$1,000.00	$957.50	1.45%	$7.04
	Hypothetical	$1,000.00	$1,017.60	1.45%	$7.25

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2009, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2009 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.5%
COMMON STOCKS 96.8%

Australia 6.5%
49,035	Aristocrat Leisure, Ltd.	$128,290
35,302	Australia & New Zealand Banking Group, Ltd.	407,926
145,378	AWB, Ltd.	141,047
10,030	Bendigo & Adelaide Bank, Ltd.	50,005
165,889	BHP Billiton, Ltd.	4,011,022
261,609	BlueScope Steel, Ltd.	444,891
49,400	Brambles, Ltd.	212,536
51,906	Caltex Australia, Ltd.	373,454
104,032	CFS Retail Property Trust	124,371
205,643	Challenger Financial Services Group, Ltd.	298,902
47,769	Coca-Cola Amatil, Ltd.	317,305
56,310	Commonwealth Bank of Australia	1,436,816
206,899	Computershare, Ltd.	1,374,325
89,364	CSL, Ltd.	2,235,415
89,807	Fairfax Media, Ltd.	77,342
85,263	Foster’s Group, Ltd.	326,555
498,718	Goodman Fielder, Ltd.	416,810
449,487	Goodman Group	120,866
306,741	GPT Group	104,774
334,289	Incitec Pivot, Ltd.	512,613
27,489	JB Hi-Fi, Ltd.	272,495
30,844	Leighton Holdings, Ltd.	472,302
44,290	Macquarie Group, Ltd.	1,077,645
993,192	Macquarie Communications Infrastructure Group	974,432
253,651	Macquarie Office Trust	35,946
258,990	Mirvac Group	196,691
161,033	National Australia Bank, Ltd.	2,414,341
10,695	Newcrest Mining, Ltd.	232,711
24,095	Nufarm, Ltd.	231,671
51,132	OneSteel, Ltd.	82,867
18,098	Orica, Ltd.	220,966
349,046	Pacific Brands, Ltd.	177,568
24,075	Primary Health Care, Ltd.	76,285
248,143	Qantas Airways, Ltd.	357,069
34,576	QBE Insurance Group, Ltd.	547,541
31,206	Rio Tinto, Ltd.	1,461,204
55,957	Stockland	127,694
81,359	Suncorp-Metway, Ltd.	348,853
117,780	TABCORP Holdings, Ltd.	637,694

See Notes to Financial Statements.

Dryden International Equity Fund	7

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Australia (cont’d.)
242,715	Tatts Group, Ltd.	$488,609
27,441	Wesfarmers, Ltd. - PPS	450,905
49,866	Wesfarmers, Ltd.	820,476
172,135	Westpac Banking Corp.	2,401,900
35,298	Woodside Petroleum, Ltd.	984,555
62,341	Woolworths, Ltd.	1,210,584

		29,418,269

Austria 0.4%
12,255	Erste Group Bank AG	255,708
50,619	OMV AG	1,568,183
2,060	Raiffeisen International Bank Holding AG	71,014

		1,894,905

Belgium 1.7%
90,833	Anheuser-Busch InBev NV	2,780,600
10,313	Delhaize Group	695,559
91,071	Dexia SA	441,695
346,312	Fortis	851,276
19,079	Groupe Bruxelles Lambert SA	1,375,420
60,694	KBC Groep NV	1,334,141
2,121	Nationale A Portefeuille	102,235

		7,580,926

Denmark 0.2%
4,973	Carlsberg A/S (Class B)	239,101
7,487	East Asiatic Co., Ltd. A/S	236,242
5,867	FLSmidth & Co. A/S	187,614

		662,957

Finland 1.2%
22,156	Fortum Oyj	446,892
6,825	Huhtamaki Oyj	65,669
29,584	Kone Oyj (Class B)	808,125
23,935	Konecranes Oyj	486,318
203,450	Nokia Oyj	2,889,695
22,255	Wartsila Oyj	733,750

		5,430,449

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

France 10.5%
21,433	Air France-KLM	$237,965
2,903	Air Liquide SA	236,213
83,267	Alcatel-Lucent	210,549
41,819	Alstom SA	2,606,893
114,190	AXA SA	1,918,586
70,412	BNP Paribas	3,706,760
9,361	Casino Guichard Perrachon SA	583,969
38,695	Cie de Saint-Gobain	1,388,192
22,688	Cie Generale de Geophysique-Veritas(a)	327,777
3,087	CNP Assurances	243,397
5,171	Eurazeo	211,246
180,982	European Aeronautic Defence and Space Co. NV	2,612,226
99,794	France Telecom SA	2,215,430
15,859	GDF Suez SA	569,565
3,507	Iliad SA	368,350
46,970	Lafarge SA	2,650,445
289,835	Natixis	656,230
4,332	Neopost SA	366,844
24,755	Pernod-Ricard SA	1,462,206
20,423	PPR	1,564,669
101,119	Sanofi-Aventis SA	5,856,018
19,800	Schneider Electric SA	1,506,750
7,745	SCOR SE	162,548
49,165	SES SA	887,515
3,037	Societe Des Autoroutes Paris-Rhin-Rhone	195,583
51,267	Societe Generale	2,620,183
134,064	Total SA	6,707,999
7,638	Unibail-Rodamco	1,139,022
2,756	Vallourec	301,236
118,310	Vivendi	3,181,247
27,072	Wendel	992,804

		47,688,417

Germany 7.4%
38,543	Allianz SE	3,550,872
27,268	BASF SE(a)	1,031,551
20,603	Bayer AG(a)	1,022,490
122,599	Commerzbank AG	819,826
33,795	Daimler AG	1,205,084
51,172	Deutsche Bank AG	2,698,654

See Notes to Financial Statements.

Dryden International Equity Fund	9

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Germany (cont’d)
64,447	Deutsche Post AG	$735,928
33,547	Deutsche Postbank AG	696,947
137,125	E.ON AG	4,602,792
37,579	Hannover Rueckversicherung AG	1,214,187
14,236	HeidelbergCement AG	598,074
14,790	MAN AG	907,187
16,106	Muenchener Rueckversicherungs-Gesellschaft AG	2,194,956
54,655	RWE AG	3,937,111
60,006	SAP AG	2,283,163
32,443	Siemens AG	2,161,638
48,537	Suedzucker AG	936,858
78,746	ThyssenKrupp AG	1,683,634
16,124	United Internet AG	165,126
2,777	Volkswagen AG	880,305
1,677	Wincor Nixdorf AG	83,942

		33,410,325

Greece 1.0%
129,970	Marfin Investment Group SA(a)	557,298
74,809	OPAP SA	2,307,875
85,588	Public Power Corp SA	1,649,856

		4,515,029

Hong Kong 2.1%
263,000	BOC Hong Kong Holdings, Ltd.	375,324
103,000	Cheung Kong Infrastructure Holdings, Ltd.	399,372
128,500	Hong Kong Exchanges and Clearing, Ltd.	1,498,881
173,000	Hong Kong Electric Holdings, Ltd.	1,022,368
248,000	Hutchison Whampoa, Ltd.	1,471,991
123,000	Hysan Development Co., Ltd.	224,731
20,000	Jardine Matheson Holdings, Ltd.	454,000
78,000	Li & Fung, Ltd.	221,418
58,500	Orient Overseas International, Ltd.	169,460
91,000	Pacific Basin Shipping, Ltd.	45,676
194,000	Sun Hung Kai Properties, Ltd.	2,021,341
311,000	Wharf Holdings, Ltd.	1,033,316
135,000	Wheelock & Co. Ltd.	292,643
82,500	Yue Yuen Industrial Holdings, Ltd.	183,947

		9,414,468

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Italy 3.6%
9,981	Assicurazioni Generali SpA	$203,072
7,016	Banco Popolare Societa Cooperative	46,092
696,696	Enel SpA	3,776,432
174,795	ENI SpA	3,750,953
60,167	Exor SpA	769,800
204,490	Fiat SpA	1,999,174
8,419	Fondiaria-SAI SpA	140,008
102,942	Intesa Sanpaolo SpA	228,616
291,299	Intesa Sanpaolo SpA - RSP	928,039
30,122	Italcementi SpA	190,942
671,391	Telecom Italia SpA	848,972
1,533,323	Telecom Italia SpA - RNC	1,369,821
129,471	Terna Rete Elettrica Nazionale SpA	415,772
740,507	UniCredito Italiano SpA	1,803,116

		16,470,809

Japan 22.8%
24,000	77 Bank, Ltd. (The)	122,409
17,600	Advantest Corp.	275,547
14,700	Aisin Seiki Co., Ltd.	299,605
74,000	Amada Co., Ltd.	453,965
21,600	Asahi Breweries, Ltd.	271,150
26,000	Asics Corp.	167,410
94,800	Astellas Pharma, Inc.	3,085,661
254	Central Japan Railway Co.	1,501,541
68,100	Chubu Electric Power Co., Inc.	1,498,449
46,800	Chugai Pharmaceutical Co., Ltd.	866,052
331,000	Chuo Mitsui Trust Holdings, Inc.	1,077,378
24,700	Citizen Holdings Co., Ltd.	111,954
273,000	Cosmo Oil Co., Ltd.	777,865
100,700	Credit Saison Co., Ltd.	1,119,116
12,500	Culture Convenience Club Co., Ltd.	77,951
19,000	Daido Steel Co., Ltd.	63,192
5,900	Dainippon Sumitomo Pharma Co., Ltd.	46,963
249	Dena Co., Ltd.	886,220
31,100	Denso Corp.	728,463
91	eAccess, Ltd.	59,240
1,600	East Japan Railway Co.	90,205
16,000	Eisai Co., Ltd.	430,744
11,400	Electric Power Development Co., Ltd.	331,180

See Notes to Financial Statements.

Dryden International Equity Fund	11

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Japan (cont’d)
9,000	Elpida Memory, Inc.(a)	$95,640
27,000	Fast Retailing Co., Ltd.	2,819,915
46,500	FUJIFILM Holdings Corp.	1,178,767
404,000	Fujitsu, Ltd.	1,720,544
55,000	Fukuoka Financial Group, Inc.	168,424
87,000	Godo Steel, Ltd.	224,072
12,800	Heiwa Corp.	113,178
34,000	Hino Motors, Ltd.	97,222
325,000	Hitachi, Ltd.	1,123,758
173,000	Hokuhoku Financial Group, Inc.	303,478
40,800	Honda Motor Co., Ltd.	1,177,003
13,100	Hosiden Corp.	159,267
5,100	Idemitsu Kosan Co., Ltd.	375,958
64	INPEX Corp.	404,299
100,000	Isuzu Motors, Ltd.	165,281
248,000	ITOCHU Corp.	1,322,734
6,200	Jafco Co., Ltd.	137,680
18,100	JFE Holdings, Inc.	490,950
53,000	Joyo Bank, Ltd. (The)	243,987
143	Kakaku.com, Inc.	488,653
58,000	Kamigumi Co., Ltd.	371,101
64,000	Kansai Electric Power Co., Inc. (The)	1,304,401
57,000	Kao Corp.	1,069,834
163,000	Kawasaki Kisen Kaisha, Ltd.	609,886
644	KDDI Corp.	2,886,310
17,000	Keisei Electric Railway Co., Ltd.	80,673
79,000	Kinden Corp.	656,865
9,000	Kirin Holdings Co., Ltd.	98,834
16,000	Kissei Pharmaceutical Co., Ltd.	308,416
34,000	Konica Minolta Holdings, Inc.	276,496
20,000	Kyorin Co., Ltd.	231,596
12,400	Kyushu Electric Power Co., Inc.	255,871
20,500	Lawson, Inc.	794,058
87,800	Leopalace21 Corp.	640,116
14,000	Maeda Road Construction Co., Ltd.	116,406
9,400	Makita Corp.	214,936
283,222	Marubeni Corp.	1,022,379
406,000	Mazda Motor Corp	1,000,385
2,400	Miraca Holdings, Inc.	48,672
111,500	Mitsubishi Chemical Holdings Corp.	421,715

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Japan (cont’d)
108,200	Mitsubishi Corp.	$1,656,682
144,000	Mitsubishi Electric Corp.	760,738
173,000	Mitsubishi Gas Chemical Co., Inc.	801,673
342,000	Mitsubishi Motors Corp.(a)	520,178
52,000	Mitsubishi Steel Manufacturing Co., Ltd.	108,619
69,000	Mitsubishi Tanabe Pharma Corp.	655,577
821,800	Mitsubishi UFJ Financial Group, Inc.	4,458,152
92,000	Mitsui & Co., Ltd.	968,323
17,000	Mitsui Chemicals, Inc.	50,679
291,000	Mitsui O.S.K. Lines, Ltd.	1,655,354
38,000	Mitsumi Electric Co., Ltd.	625,370
1,037,500	Mizuho Financial Group, Inc.	2,167,157
14,200	Murata Manufacturing Co., Ltd.	571,628
118	Net One Systems Co., Ltd.	147,889
45,000	NHK Spring Co., Ltd.	205,790
3,300	Nintendo Co., Ltd.	880,379
112,000	Nippon Electric Glass Co., Ltd.	897,181
297,000	Nippon Mining Holdings, Inc.	1,349,179
503,000	Nippon Oil Corp.	2,616,498
235,000	Nippon Sheet Glass Co., Ltd.	660,059
284,000	Nippon Steel Corp.	950,314
93,900	Nippon Telegraph & Telephone Corp.	3,503,872
377,000	Nippon Yusen KK	1,536,747
538,100	Nissan Motor Co., Ltd.	2,782,711
11,750	Nitori Co., Ltd.	661,250
38,100	NOK Corp.	440,418
239,300	Nomura Holdings, Inc.	1,429,200
27,400	Nomura Real Estate Holdings, Inc.	447,313
112	NTT DoCoMo, Inc.	155,587
150,000	OJI Paper Co., Ltd.	643,379
40,000	Onward Holdings Co., Ltd.	239,708
2,500	Oracle Corp Japan	87,964
421,000	Osaka Gas Co., Ltd.	1,336,169
105,000	Panasonic Corp.	1,522,511
8,780	Point, Inc.	391,726
73,700	Resona Holdings, Inc.	983,464
115,000	Ricoh Co., Ltd.	1,402,809
8,400	Rohm Co., Ltd.	513,608
21,800	Sankyo Co., Ltd.	1,100,831
46,000	Sankyu, Inc.	134,334

See Notes to Financial Statements.

Dryden International Equity Fund	13

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Japan (cont’d)
88,000	Sanwa Holdings Corp.	$242,709
60,000	Sapporo Hokuyo Holdings, Inc.	172,784
4,000	Sawai Pharmaceutical Co., Ltd.	185,764
17,900	Seiko Epson Corp	250,840
30,000	Sekisui House, Ltd.	257,656
35,100	Seven & I Holdings Co., Ltd.	791,903
4,110	SFCG Co., Ltd.	—
12,100	Shin-Etsu Chemical Co., Ltd.	584,019
826,000	Shinsei Bank, Ltd.	1,080,450
18,000	Snow Brand Milk Products Co., Ltd.	44,900
53,300	Softbank Corp.	837,710
68,500	Sony Corp.	1,757,301
244,600	Sumitomo Corp.	2,115,634
23,000	Sumitomo Mitsui Financial Group, Inc.	792,943
72,100	Takeda Pharmaceutical Co., Ltd.	2,558,812
72,090	Takefuji Corp.	385,230
22,100	Tohoku Electric Power Co., Inc.	460,510
176,000	Tokyo Gas Co., Ltd.	667,451
261,000	Tokyo Tatemono Co., Ltd.	881,292
97,000	Toppan Printing Co., Ltd.	729,811
75,000	Tosoh Corp.	171,872
4,400	Towa Pharmaceutical Co., Ltd.	167,755
8,000	Toyo Suisan Kaisha, Ltd.	155,912
21,400	Toyota Industries Corp.	567,441
135,534	Toyota Motor Corp.	5,291,075
15,900	Yamaha Motor Co., Ltd.	167,190
26,700	Yamato Kogyo Co., Ltd.	605,095

		103,507,099

Netherlands 2.8%
310,934	Aegon NV	1,563,878
8,979	Akzo Nobel NV	375,504
130,836	ArcelorMittal	3,064,751
30,908	Heineken Holding NV	729,796
256,703	ING Groep NV	2,339,904
134,347	Koninklijke Ahold NV	1,471,924
53,663	Koninklijke DSM NV	1,664,210
86,083	Reed Elsevier NV	945,773
35,639	Unilever NV	705,204

		12,860,944

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

New Zealand
68,231	Fisher & Paykel Healthcare Corp., Ltd.	$117,339

Norway 0.9%
217,009	DnB NOR ASA	1,350,718
65,900	Petroleum Geo-Services ASA(a)	318,806
47,000	Telenor ASA	292,298
72,300	Yara International ASA	1,937,690

		3,899,512

Portugal 0.6%
144,290	Banco Comercial Portugues SA	134,652
113,612	Banco Espirito Santo SA	556,059
195,217	Energias de Portugal SA	710,014
13,241	Mota Engil SGPS SA(a)	57,204
163,220	Portugal Telecom SGPS SA	1,244,551

		2,702,480

Singapore 1.0%
129,000	ComfortDelgro Corp., Ltd.	123,728
70,000	DBS Group Holdings, Ltd.	449,173
315,120	Golden Agri-Resources, Ltd.	78,753
10,000	Jardine Strategic Holdings, Ltd.	118,000
83,000	Kepple Co., Ltd.	335,252
117,000	SembCorp Marine, Ltd.	166,748
49,000	United Overseas Bank, Ltd.	380,615
96,000	UOL Group, Ltd.	143,951
1,179,000	Wilmar International, Ltd.	2,850,942

		4,647,162

Spain 4.7%
326,099	Banco Bilbao Vizcaya Argentaria SA	3,534,153
620,030	Banco Santander SA	5,964,037
14,557	Corp. Financiera Alba	627,141
46,971	Gas Natural SDG SA	744,800
133,621	Iberdrola SA	1,052,241
162,718	Repsol YPF SA	3,092,897
51,686	Sacyr Vallehermoso SA	531,334
282,490	Telefonica SA	5,352,097
8,891	Zardoya Otis SA	182,237

		21,080,937

See Notes to Financial Statements.

Dryden International Equity Fund	15

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Sweden 1.7%
57,258	Alfa Laval AB	$507,191
9,631	Assa Abloy AB (Class B)	113,387
65,306	Atlas Copco AB (Class A)	607,101
35,149	Boliden AB	220,902
11,380	Elekta AB (Class B)	131,287
39,203	Eniro AB	86,254
10,955	Fabege AB	46,035
23,741	Hennes & Mauritz AB (Class B)	1,056,946
39,714	Nordea Bank AB	295,407
218,789	Skandinaviska Enskilda Banken AB (Class A)	849,366
4,737	Ssab Svenskt Stal AB (Class B)	42,481
11,763	Svenska Handelbanken AB (Class A)	204,917
207,874	Swedbank AB (Class A)	1,170,586
116,375	Swedish Match AB	1,660,688
168,609	TeliaSonera AB	791,108
15,696	Trelleborg AB (Class B)	64,082

		7,847,738

Switzerland 6.8%
70,503	ABB, Ltd.	998,065
8,731	Actelion, Ltd.(a)	397,781
15,803	Clariant AG	89,158
46,597	Credit Suisse Group AG	1,820,849
5,219	Holcim, Ltd.	264,720
411	Lindt & Spruengli AG	657,826
170,622	Nestle SA	5,561,720
157,922	Novartis AG	5,977,081
2,821	Pargesa Holding SA	178,447
4,978	Petroplus Holdings AG	85,077
26,573	Roche Holding AG	3,350,965
47,629	Swatch Group AG (The)	1,365,957
5,655	Swiss Life Holding	437,501
63,233	Swiss Reinsurance Co.	1,500,969
239	Swisscom AG	62,321
9,678	Syngenta AG	2,066,161
22,259	Synthes, Inc.	2,252,082
85,883	UBS AG	1,179,731
14,692	Zurich Financial Services AG	2,730,222

		30,976,633

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

United Kingdom 20.8%
133,088	AstraZeneca PLC	$4,660,137
93,606	Autonomy Corp PLC(a)	1,963,777
282,958	Aviva PLC	1,302,750
631,597	BAE Systems PLC	3,322,364
41,306	Balfour Beatty PLC	203,975
813,625	Barclays PLC	3,303,398
67,391	BBA Aviation PLC	104,048
10,988	BG Group PLC	175,455
116,838	BHP Billiton PLC	2,424,975
1,052,043	BP PLC	7,434,429
105,990	British American Tobacco PLC	2,556,146
875,806	BT Group PLC	1,206,969
582,887	Cable & Wireless PLC	1,283,641
352,384	Centrica PLC	1,178,149
44,242	Charter International PLC	364,009
32,142	Cobham PLC	83,269
236,854	Diageo PLC	2,825,618
220,107	Experian PLC	1,449,330
126,932	Friends Provident PLC	119,435
44,182	G4S PLC	122,514
338,644	GlaxoSmithKline PLC	5,216,213
452,393	Home Retail Group PLC	1,664,703
881,233	HSBC Holdings PLC	6,266,857
166,947	Imperial Tobacco Group PLC	3,809,106
108,531	Invensys PLC	316,954
1,145,177	Legal & General Group PLC	972,922
1,121,125	Lloyds Banking Group PLC	1,818,471
125,473	Logica PLC	141,546
131,709	Meggitt PLC	349,038
39,624	National Express Group PLC	152,419
117,600	National Grid PLC	977,074
610,152	Old Mutual PLC	607,895
214,706	Prudential PLC	1,234,062
104,382	Reckitt Benckiser Group PLC	4,097,536
61,413	Reed Elsevier PLC	455,204
65,753	Rexam PLC	304,571
82,803	Rio Tinto PLC	3,364,401
193,969	Royal Dutch Shell PLC (Class A)	4,465,684
251,824	Royal Dutch Shell PLC (Class B)	5,698,925
16,042	Scottish & Southern Energy PLC	261,427

See Notes to Financial Statements.

Dryden International Equity Fund	17

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

United Kingdom (cont’d.)
175,341	Serco Group PLC	$945,993
100,919	Smith & Nephew PLC	710,031
40,633	Standard Chartered PLC	628,565
24,864	Tate & Lyle PLC	100,777
168,144	Tesco PLC	833,124
29,827	Thomas Cook Group PLC	115,139
173,181	Unilever PLC	3,372,110
3,915,569	Vodafone Group PLC	7,196,706
54,669	WPP Group PLC	374,042
231,194	Xstrata PLC	2,038,244

		94,574,127

United States 0.1%
6,929	Millicom International Cellular SA	340,884

	Total common stocks (cost $584,717,345)	439,041,409

PREFERRED STOCKS 0.7%

Germany 0.7%
7,850	Bayerische Motoren Werke (BMW) AG	166,440
28,484	Porsche AG(a)	2,029,674
3,784	RWE AG	233,033
10,140	Volkswagen AG	635,792

		3,064,939

Italy
29,060	Exor SpA	237,855

	Total preferred stocks (cost $4,590,296)	3,302,794

	Total long-term investments (cost $589,307,641)	442,344,203

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Principal Amount (000)	Description	Value (Note 1)
SHORT-TERM INVESTMENTS 0.8%
United States Government Security 0.5%

United States 0.5%
$2,500	United States Treasury Bills, 0.10%, 6/11/2009(b)(c) (cost $2,499,715)	$2,499,830

Shares

Affiliated Money Market Mutual Fund 0.3%
1,282,823	Dryden Core Investment Fund - Taxable Money Market Series(d) (cost $1,282,823)	1,282,823

	Total short-term investments (cost $3,782,538)	3,782,653

	Total Investments(f) 98.3% (cost $593,090,179; Note 5)	446,126,856
	Other assets in excess of liabilities(e) 1.7%	7,816,653

	Net Assets 100.0%	$453,943,509

The following abbreviation was used in the portfolio description:

PPS—Partially Protected Shares

(a)	Non-income producing security.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	Prudential Investments LLC, the manager of the Fund also serves as the manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	Other assets in excess of liabilities included net unrealized appreciation on financial futures as follows:

Open future contracts outstanding at April 30, 2009:

Number of Contracts	Type	Expiration Date	Value at April 30, 2009	Value at Trade Date	Unrealized Appreciation
	Long Positions:
6	Hang Seng Stock Index	May 09	$595,622	585,132	$10,490
90	Nikkei 225	Jun. 09	4,002,750	3,352,983	649,767
146	DJ Euro Stoxx 50 Index	Jun. 09	4,497,063	3,554,357	942,706
15	SPI 200 Futures Index	Jun. 09	1,026,352	916,504	109,848
42	FTSE 100 Index	Jun. 09	2,613,933	2,357,310	256,623

					$1,969,434

See Notes to Financial Statements.

Dryden International Equity Fund	19

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

(f)	As of April 30, 2009, 203 securities representing $280,855,765 and 63.0% of the total market value was fair valued in accordance with the policies adopted by the Board of Directors.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Series’ assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$165,271,091	$1,969,434
Level 2—Other Significant Observable Inputs	279,778,120	—
Level 3—Significant Unobservable Inputs	1,077,645	—

Total	$446,126,856	$1,969,434

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of 10/31/08	$—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	139,209	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	938,436	—

Balance as of 4/30/09	$1,077,645	—

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2009 was as follows:

Commercial Banks	13.0%
Oil, Gas & Consumable Fuels	8.8
Pharmaceuticals	7.6
Metals & Mining	4.7
Insurance	4.6
Diversified Telecommunication Services	4.1
Automobiles	4.0
Electric Utilities	3.9
Food Products	3.3
Wireless Telecommunication Services	2.5
Chemicals	2.3
Beverages	2.0
Capital Markets	2.0
Diversified Financial Services	1.9
Tobacco	1.8
Food & Staples Retailing	1.7
Trading Companies & Distributors	1.6
Multi-Utilities	1.5
Aerospace & Defense	1.4
Electrical Equipment	1.3
Machinery	1.3
Media	1.3
Real Estate Management & Development	1.3
Industrial Conglomerates	1.2
Software	1.2
Specialty Retail	1.2
Household Products	1.1
Electronic Equipment & Instruments	0.9
Marine	0.9
Construction Materials	0.8
Hotels, Restaurants & Leisure	0.8
Household Durables	0.8
Communications Equipment	0.7
Health Care Equipment & Supplies	0.7
Biotechnology	0.6
Computers & Peripherals	0.6
Gas Utilities	0.6
Internet & Catalog Retail	0.6
Auto Components	0.5
Building Products	0.5
Construction & Engineering	0.5
Office Electronics	0.5
Road & Rail	0.5
U.S. Government Security	0.5
Commercial Services & Supplies	0.4
IT Services	0.4

See Notes to Financial Statements.

Dryden International Equity Fund	21

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Industry (cont’d.)
Real Estate Investment Trusts (REITs)	0.4%
Textiles, Apparel & Luxury Goods	0.4
Transportation Infrastructure	0.4
Consumer Finance	0.3
Leisure Equipment & Products	0.3
Multiline Retail	0.3
Professional Services	0.3
Affiliated Money Market Mutual Fund	0.3
Air Freight & Logistics	0.2
Internet Software & Services	0.2
Semiconductors & Semiconductor Equipment	0.2
Airlines	0.1
Containers & Packaging	0.1
Distributors	0.1
Energy Equipment & Services	0.1
Independent Power Producers & Energy Traders	0.1
Paper & Forest Products	0.1

98.3
Other assets in excess of liabilities	1.7

100.0%

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Financial Statements

(Unaudited)

APRIL 30, 2009	SEMIANNUAL REPORT

Dryden International Equity Fund

Statement of Assets and Liabilities

as of April 30, 2009 (Unaudited)

Assets
Investments, at value:
Unaffiliated investments (cost $591,807,356)	$444,844,033
Affiliated investments (cost $1,282,823)	1,282,823
Cash	5,001
Foreign currency, at value (cost $7,200,539)	7,321,390
Receivables for investments sold	15,947,845
Dividends receivable	2,040,022
Foreign tax reclaim receivable	1,502,657
Due from broker—variation margin	402,203
Receivable for Series shares sold	212,212
Prepaid expenses	37,606

Total assets	473,595,792

Liabilities

Payable for investments purchased	17,900,456
Accrued expenses	811,128
Payable for Series shares reacquired	377,577
Management fee payable	294,321
Affiliated transfer agent fee payable	160,071
Distribution fee payable	96,859
Deferred directors’ fees	11,871

Total liabilities	19,652,283

Net Assets	$453,943,509

Net assets were comprised of:
Common stock, at par	$1,027,806
Paid-in capital in excess of par	981,672,024

982,699,830
Undistributed net investment income	3,545,459
Accumulated net realized loss on investments and foreign currency transactions	(387,422,243)
Net unrealized depreciation on investments and foreign currencies	(144,879,537)

Net assets, April 30, 2009	$453,943,509

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share ($220,957,351 ÷ 49,992,816 shares of common stock issued and outstanding)	$4.42
Maximum sales charge (5.50% of offering price)	.26

Maximum offering price to public	$4.68

Class B
Net asset value, offering price and redemption price per share ($8,372,281 ÷ 1,958,704 shares of common stock issued and outstanding)	$4.27

Class C
Net asset value, offering price and redemption price per share ($24,571,248 ÷ 5,750,780 shares of common stock issued and outstanding)	$4.27

Class F
Net asset value, offering price and redemption price per share ($5,264,262 ÷ 1,232,390 shares of common stock issued and outstanding)	$4.27

Class L
Net asset value and redemption price per share ($10,257,260 ÷ 2,317,058 shares of common stock issued and outstanding)	$4.43
Maximum sales charge (5.75% of offering price)	.27

Maximum offering price to public	$4.70

Class M
Net asset value, offering price and redemption price per share ($7,274,059 ÷ 1,701,776 shares of common stock issued and outstanding)	$4.27

Class X
Net asset value, offering price and redemption price per share ($6,134,891 ÷ 1,435,238 shares of common stock issued and outstanding)	$4.27

Class Z
Net asset value, offering price and redemption price per share ($171,112,157 ÷ 38,391,883 shares of common stock issued and outstanding)	$4.46

See Notes to Financial Statements.

Dryden International Equity Fund	25

Statement of Operations

Six Months Ended April 30, 2009 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends (net of foreign withholding taxes of $826,843)	$8,284,128
Affiliated dividend income	11,907
Interest	2,743

Total income	8,298,778

Expenses
Management fee	1,787,636
Distribution fee—Class A	323,469
Distribution fee—Class B	43,699
Distribution fee—Class C	122,388
Distribution fee—Class F	22,510
Distribution fee—Class L	26,280
Distribution fee—Class M	43,011
Distribution fee—Class X	33,957
Transfer agent’s fees and expenses (including affiliated expense of $175,700)	985,000
Custodian’s fees and expenses	198,000
Reports to shareholders	56,000
Registration fees	55,000
Directors’ fees	18,000
Audit fee	14,000
Legal fees and expenses	12,000
Insurance	7,000
Miscellaneous	30,902

Total expenses	3,778,852

Net investment income	4,519,926

Realized And Unrealized Loss On Investments, Futures And Foreign Currency Transactions
Net realized loss on:
Investment transactions	(165,040,047)
Foreign currency transactions	(212,969)
Financial futures transactions	(3,370,369)

(168,623,385)

Net change in unrealized appreciation (depreciation) on:
Investments	137,436,266
Foreign currencies	157,565
Financial futures contracts	2,881,597

140,475,428

Net loss on investments and foreign currency transactions	(28,147,957)

Net Decrease In Net Assets Resulting From Operations	$(23,628,031)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2009	Year Ended October 31, 2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$4,519,926	$16,953,614
Net realized loss on investments and foreign currency transactions	(168,623,385)	(55,216,813)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	140,475,428	(532,232,109)

Net decrease in net assets resulting from operations	(23,628,031)	(570,495,308)

Dividends from net investment income (Note 1)
Class A	(8,495,865)	(7,314,517)
Class B	(243,083)	(199,992)
Class C	(707,927)	(472,516)
Class F	(192,959)	(224,776)
Class L	(383,035)	(345,613)
Class M	(258,869)	(386,635)
Class X	(200,563)	(157,564)
Class Z	(6,584,652)	(5,444,485)

	(17,066,953)	(14,546,098)

Dividends from net realized gains (Note 1)
Class A	—	(18,226,674)
Class B	—	(1,047,055)
Class C	—	(2,473,843)
Class F	—	(880,589)
Class L	—	(1,091,678)
Class M	—	(2,024,217)
Class X	—	(824,920)
Class Z	—	(11,586,026)

	—	(38,155,002)

Series share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	36,172,367	105,324,246
Net asset value of shares issued in reinvestment of dividends	16,444,516	50,789,048
Cost of shares reacquired	(55,004,647)	(212,287,955)

Net decrease in net assets from Series share transactions	(2,387,764)	(56,174,661)

Total decrease	(43,082,748)	(679,371,069)

Net Assets
Beginning of period	497,026,257	1,176,397,326

End of period(a)	$453,943,509	$497,026,257

(a) Includes undistributed net investment income of:	$3,545,459	$16,092,486

See Notes to Financial Statements.

Dryden International Equity Fund	27

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as an open-end, diversified management investment company and currently consists of three series: Dryden International Equity Fund (the “Series”), Dryden International Value Fund and Jennison Global Infrastructure Fund. These financial statements relate to the Dryden International Equity Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations in March 2000. The investment objective of the Series is to achieve long-term growth of capital. The Series seeks to achieve its objective primarily through investment in equity-related securities of foreign issuers.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been

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affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities that mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rate of exchange prevailing on the respective dates of such transactions.

The Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long term securities held at the end of the fiscal year. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Dryden International Equity Fund	29

Notes to Financial Statements

(Unaudited) continued

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions. The Series invest in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to

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purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is each Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI entered into a subadvisory agreement with Quantitative Management Associates LLC (QMA). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Series. In connection therewith, QMA is obligated to keep certain books and records of the Series. PI pays for the services of QMA, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .85 of 1% of the average daily net assets of the Series up to and including

Dryden International Equity Fund	31

Notes to Financial Statements

(Unaudited) continued

$300 million, .75 of 1% of the average daily net assets in excess of $300 million up to and including $1.5 billion and .70 of 1% of the Series’ average daily net assets over $1.5 billion. The effective management fee was .82% for the six months ended April 30, 2009.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of Class A, Class B, Class C, Class F, Class L, Class M, Class X, and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C, Class F, Class L, Class M and Class X shares, pursuant to a plan of distribution, (the “Class A, B, C, F, L, M and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Series.

Pursuant to the Class A, B, C, F, L, M and X Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, .75 of 1%, .50 of 1%, 1%, and 1% of the average daily net assets of the Class A, B, C, F, L, M, and X shares, respectively.

PIMS has advised the Series that they received approximately $34,600 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2009. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2009 it received approximately $200, $10,100, $1,000, $4,500, $8,800 and $5,900 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C, Class F, Class M, and Class X shareholders, respectively.

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Funds

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renewed SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 23, 2009. For the period from October 26, 2007 through October 23, 2008, the Funds paid a commitment fee of .06 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2009.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of First Clearing, LLC (“First Clearing”), an affiliate of Pl. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2009, the Series incurred approximately $131,400 in total networking fees, of which approximately $66,400 was paid to First Clearing. These amounts are included in transfer agents’s fees and expenses on the Statement of Operations.

The Series invests in the Taxable Money Market Series (the “Series”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2009 aggregated $166,607,572 and $181,718,194, respectively.

Dryden International Equity Fund	33

Notes to Financial Statements

(Unaudited) continued

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized depreciation as of April 30, 2009 was as follows:

Tax Basis of Investments	Appreciation	Depreciation	Total Net Unrealized Depreciation
$616,994,944	$20,582,159	$(191,450,247)	$(170,868,088)

The difference between book and tax basis is primarily attributable to deferred losses on wash sales and market to market of open passive foreign investment companies.

As of October 31, 2008, the Fund had a capital loss carryforward for tax purposes of approximately $217,424,000 of which $78,028,000 expires in 2009, $72,865,000 expires in 2010, $11,426,000 expires in 2011 and $55,105,000 expires in 2016.

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2009, no provision for income tax would be required in the Series’ financial statements. The Series’ federal and state income tax excise returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, B, C, F, L, M, X and Z shares. Class A and L shares are sold with a front-end sales charge of up to 5.50% and 5.75%, respectively. All investors who purchase Class A and L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B and F shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class B and F shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class M and X shares are sold with a contingent deferred sales charge which declines from 6% to zero depending on the period of time the shares are held. Class M and X shares will

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automatically convert to Class A shares on a quarterly basis approximately eight and ten years after purchase, respectively. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 1 billion authorized shares of $.01 par value common stock divided as follows:

Class A	Shares	Amount
Six months ended April 30, 2009:
Shares sold	1,160,642	$4,979,498
Shares issued in reinvestment of dividends	1,757,468	7,961,329
Shares reacquired	(5,730,165)	(23,795,418)

Net increase (decrease) in shares outstanding before conversion	(2,812,055)	(10,854,591)
Shares issued upon conversion from Class B, F, M and X	1,462,617	6,340,928

Net increase (decrease) in shares outstanding	(1,349,438)	$(4,513,663)

Year ended October 31, 2008:
Shares sold	2,709,690	$22,634,760
Shares issued in reinvestment of dividends	2,610,576	24,121,298
Shares reacquired	(11,645,109)	(91,054,214)

Net increase (decrease) in shares outstanding before conversion	(6,324,843)	(44,298,156)
Shares issued upon conversion from Class B, F, M and X	4,495,399	37,294,619

Net increase (decrease) in shares outstanding	(1,829,444)	$(7,003,537)

Class B
Six months ended April 30, 2009:
Shares sold	140,699	$566,917
Shares issued in reinvestment of dividends	52,248	229,891
Shares reacquired	(294,751)	(1,190,502)

Net increase (decrease) in shares outstanding before conversion	(101,804)	(393,694)
Shares reacquired upon conversion into Class A	(370,612)	(1,580,616)

Net increase (decrease) in shares outstanding	(472,416)	$(1,974,310)

Year ended October 31, 2008:
Shares sold	348,687	$2,819,993
Shares issued in reinvestment of dividends	130,229	1,162,854
Shares reacquired	(718,532)	(5,470,446)

Net increase (decrease) in shares outstanding before conversion	(239,616)	(1,487,599)
Shares reacquired upon conversion into Class A	(589,276)	(4,771,597)

Net increase (decrease) in shares outstanding	(828,892)	$(6,259,196)

Dryden International Equity Fund	35

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended April 30, 2009:
Shares sold	146,465	$610,727
Shares issued in reinvestment of dividends	152,369	668,901
Shares reacquired	(812,245)	(3,295,218)

Net increase (decrease) in shares outstanding	(513,411)	$(2,015,590)

Year ended October 31, 2008:
Shares sold	377,612	$3,025,201
Shares issued in reinvestment of dividends	311,077	2,777,913
Shares reacquired	(1,858,419)	(14,172,836)

Net increase (decrease) in shares outstanding	(1,169,730)	$(8,369,722)

Class F
Six months ended April 30, 2009:
Shares sold	87	$3,278
Shares issued in reinvestment of dividends	43,255	189,888
Shares reacquired	(193,803)	(797,919)

Net increase (decrease) in shares outstanding before conversion	(150,461)	(604,753)
Shares reacquired upon conversion into Class A	(387,474)	(1,611,464)

Net increase (decrease) in shares outstanding	(537,935)	$(2,216,217)

Year ended October 31, 2008:
Shares sold	2,157	$17,909
Shares issued in reinvestment of dividends	121,734	1,087,084
Shares reacquired	(435,182)	(3,364,771)

Net increase (decrease) in shares outstanding before conversion	(311,291)	(2,259,778)
Shares reacquired upon conversion into Class A	(759,491)	(6,110,171)

Net increase (decrease) in shares outstanding	(1,070,782)	$(8,369,949)

Class L
Six months ended April 30, 2009:
Shares sold	6,911	$31,246
Shares issued in reinvestment of dividends	82,737	375,628
Shares reacquired	(405,803)	(1,738,066)

Net increase (decrease) in shares outstanding	(316,155)	$(1,331,192)

Year ended October 31, 2008:
Shares sold	12,228	$110,917
Shares issued in reinvestment of dividends	151,189	1,398,500
Shares reacquired	(817,259)	(6,320,098)

Net increase (decrease) in shares outstanding	(653,842)	$(4,810,681)

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Class M	Shares	Amount
Six months ended April 30, 2009:
Shares sold	15,075	$59,481
Shares issued in reinvestment of dividends	55,503	244,211
Shares reacquired	(342,059)	(1,383,360)

Net increase (decrease) in shares outstanding before conversion	(271,481)	(1,079,668)
Shares reacquired upon conversion into Class A	(514,883)	(2,148,761)

Net increase (decrease) in shares outstanding	(786,364)	$(3,228,429)

Year ended October 31, 2008:
Shares sold	80,564	$678,489
Shares issued in reinvestment of dividends	251,945	2,249,872
Shares reacquired	(1,408,540)	(11,215,334)

Net increase (decrease) in shares outstanding before conversion	(1,076,031)	(8,286,973)
Shares reacquired upon conversion into Class A	(3,196,971)	(25,657,868)

Net increase (decrease) in shares outstanding	(4,273,002)	$(33,944,841)

Class X
Six months ended April 30, 2009:
Shares sold	13,364	$56,040
Shares issued in reinvestment of dividends	44,578	196,141
Shares reacquired	(244,419)	(985,155)

Net increase (decrease) in shares outstanding before conversion	(186,477)	(732,974)
Shares reacquired upon conversion into Class A	(243,619)	(1,000,087)

Net increase (decrease) in shares outstanding	(430,096)	$(1,733,061)

Year ended October 31, 2008:
Shares sold	17,642	$150,944
Shares issued in reinvestment of dividends	108,194	966,172
Shares reacquired	(660,861)	(5,104,885)

Net increase (decrease) in shares outstanding before conversion	(535,025)	(3,987,769)
Shares reacquired upon conversion into Class A	(118,987)	(754,983)

Net increase (decrease) in shares outstanding	(654,012)	$(4,742,752)

Class Z
Six months ended April 30, 2009:
Shares sold	7,079,619	$29,865,180
Shares issued in reinvestment of dividends	1,439,503	6,578,527
Shares reacquired	(5,155,878)	(21,819,009)

Net increase (decrease) in shares outstanding	3,363,244	$14,624,698

Year ended October 31, 2008:
Shares sold	9,842,191	$75,886,033
Shares issued in reinvestment of dividends	1,826,755	17,025,355
Shares reacquired	(10,016,650)	(75,585,371)

Net increase (decrease) in shares outstanding	1,652,296	$17,326,017

Dryden International Equity Fund	37

Notes to Financial Statements

(Unaudited) continued

Note 7. New Accounting Pronouncements

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In April 2009, the FASB issued FASB Staff Position 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”) and is effective for interim and annual periods ending after June 15, 2009. FSP 157-4 provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The FSP also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. FSP 157-4 requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

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Financial Highlights

(Unaudited)

APRIL 30, 2009	SEMIANNUAL REPORT

Dryden International Equity Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2009(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$4.80

Income (loss) from investment operations:
Net investment income	.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.25)

Total from investment operations	(.21)

Less Dividends:
Dividends from net investment income	(.17)
Distributions from net realized gains	—

Total dividends and distributions	(.17)

Net asset value, end of period	$4.42

Total Return(a):	(4.51)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$220,957
Average net assets (000)	$217,419
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(d)	1.75	%(f)
Expenses, excluding distribution and service (12b-1) fees	1.45	%(f)
Net investment income	2.04	%(f)
For Class A, B, C, F, L, M, X and Z shares:
Portfolio turnover rate	38	%(g)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(b)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios (both including and excluding distribution and service (12b-1) fees) and the net investment income ratios would have been 1.68% 1.43% and 1.02%, respectively for the year ended October 31, 2005.
(c)	Calculated based on average shares outstanding during the year.
(d)	The distributor of the series has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares through February 28, 2008.
(e)	Does not include the expenses of the underlying funds in which the Series invests.
(f)	Annualized.
(g)	Not Annualized.

See Notes to Financial Statements.

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Class A
Year Ended October 31,
2008(c)	2007(c)	2006	2005		2004

$10.49	$8.54	$6.84	$5.75		$4.84

.16	.16	.08	.06		.03
(5.37)	1.92	1.66	1.09		.88

(5.21)	2.08	1.74	1.15		.91

(.14)	(.13)	(.04)	(.06)		—
(.34)	—	—	—		—

(.48)	(.13)	(.04)	(.06)		.00

$4.80	$10.49	$8.54	$6.84		$5.75

(51.87)%	24.68%	25.55%	20.13%		18.80%

$246,234	$557,878	$67,123	$38,323		$22,103
$438,831	$438,194	$52,174	$30,177		$20,760

1.43%	1.34%	1.40%	1.57	%(b)	2.02%
1.15%	1.09%	1.15%	1.32	%(b)	1.77%
1.94%	1.60%	1.23%	1.13	%(b)	.64%

74%	114%	60%	41%		100%

See Notes to Financial Statements.

Dryden International Equity Fund	41

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended April 30, 2009(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$4.61

Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.25)

Total from investment operations	(.22)

Less Dividends:
Dividends from net investment income	(.12)
Distributions from net realized gains	—

Total dividends and distributions	(.12)

Net asset value, end of period	$4.27

Total Return(a):	(4.91)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,372
Average net assets (000)	$8,812
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.45	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.45	%(e)
Net investment income (loss)	1.29	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(b)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios (both including and excluding distribution and service (12b-1) fees) and the net investment income ratios would have been 2.43% 1.43% and .28%, respectively for the year ended October 31, 2005.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include the expenses of the underlying funds in which the Series invests.
(e)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended October 31,
2008(c)	2007(c)	2006	2005		2004

$10.09	$8.22	$6.59	$5.55		$4.71

.09	.06	.04	.02		(.01)
(5.16)	1.88	1.59	1.04		.85

(5.07)	1.94	1.63	1.06		.84

(.07)	(.07)	—	(.02)		—
(.34)	—	—	—		—

(.41)	(.07)	—	(.02)		—

$4.61	$10.09	$8.22	$6.59		$5.55

(52.22)%	23.73%	24.73%	19.08%		17.83%

$11,205	$32,905	$46,330	$42,878		$42,252
$22,786	$39,205	$45,041	$44,159		$42,334

2.15%	2.09%	2.15%	2.32	%(b)	2.77%
1.15%	1.09%	1.15%	1.32	%(b)	1.77%
1.17%	.67%	.46%	.37	%(b)	(.11)%

See Notes to Financial Statements.

Dryden International Equity Fund	43

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended April 30, 2009(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$4.61

Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.25)

Total from investment operations	(.22)

Less Dividends:
Dividends from net investment income	(.12)
Distributions from net realized gains	—

Total dividends and distributions	(.12)

Net asset value, end of period	$4.27

Total Return(a):	(4.90)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$24,571
Average net assets (000)	$24,679
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.45	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.45	%(e)
Net investment income (loss)	1.32	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(b)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios (both including and excluding distribution and service (12b-1) fees) and the net investment income ratios would have been 2.43% 1.43% and .28%, respectively for the year ended October 31, 2005.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include the expenses of the underlying funds in which the Series invests.
(e)	Annualized.

See Notes to Financial Statements.

44	Visit our website at www.jennisondryden.com

Class C
Year Ended October 31,
2008(c)	2007(c)	2006	2005		2004

$10.09	$8.22	$6.59	$5.55		$4.71

.09	.10	.04	.02		(.01)
(5.16)	1.84	1.59	1.04		.85

(5.07)	1.94	1.63	1.06		.84

(.07)	(.07)	—	(.02)		—
(.34)	—	—	—		—

(.41)	(.07)	.00	(.02)		.00

$4.61	$10.09	$8.22	$6.59		$5.55

(52.22)%	23.73%	24.73%	19.08%		17.83%

$28,858	$75,010	$13,825	$12,779		$13,669
$55,111	$53,765	$13,478	$13,700		$13,956

2.15%	2.09%	2.15%	2.32	%(b)	2.77%
1.15%	1.09%	1.15%	1.32	%(b)	1.77%
1.19%	1.03%	.47%	.37	%(b)	(.12)%

See Notes to Financial Statements.

Dryden International Equity Fund	45

Financial Highlights

(Unaudited) continued

	Class F
	Six Months Ended April 30, 2009(d)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$4.62

Income from investment operations:
Net investment income	.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.25)

Total from investment operations	(.22)

Less Dividends:
Dividends from net investment income	(.13)
Distributions from net realized gains	—

Total dividends and distributions	(0.13)

Net asset value, end of period	$4.27

Total Return(b):	(4.74)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,264
Average net assets (000)	$6,052
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	2.20	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.45	%(c)
Net investment income	1.48	%(c)

(a)	Inception date of Class F shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Annualized.
(d)	Calculated based on average shares outstanding during the period.
(e)	Does not include the expenses of the underlying funds in which the Series invests.

See Notes to Financial Statements.

46	Visit our website at www.jennisondryden.com

Class F
Year Ended October 31, 2008(d)	December 18, 2006(a) Through October 31, 2007(d)

$10.11	$8.56

.11	.09
(5.17)	1.46

(5.06)	1.55

(.09)	—
(.34)	—

(0.43)	—

$4.62	$10.11

(52.10)%	18.11%

$8,171	$28,728
$18,310	$33,219

1.90%	1.84	%(c)
1.15%	1.09	%(c)
1.37%	1.13	%(c)

See Notes to Financial Statements.

Dryden International Equity Fund	47

Financial Highlights

(Unaudited) continued

	Class L
	Six Months Ended April 30, 2009(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$4.79

Income from investment operations:
Net investment income	.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.25)

Total from investment operations	(.21)

Less Dividends:
Dividends from net investment income	(.15)
Distributions from net realized gains	—

Total dividends and distributions	(0.15)

Net asset value, end of period	$4.43

Total Return(b):	(4.42)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$10,257
Average net assets (000)	$10,598
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.95	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.45	%(c)
Net investment income	1.80	%(c)

(a)	Inception date of Class L shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Annualized.
(d)	Calculated based on average shares outstanding during the period.
(e)	Does not include the expenses of the underlying funds in which the Series invests.

See Notes to Financial Statements.

48	Visit our website at www.jennisondryden.com

Class L
Year Ended October 31, 2008(d)	March 19, 2007(a) Through October 31, 2007(d)

$10.48	$8.92

.14	.11
(5.38)	1.45

(5.24)	1.56

(.11)	—
(.34)	—

(0.45)	—

$4.79	$10.48

(52.07)%	17.49%

$12,621	$34,433
$24,942	$35,182

1.65%	1.59	%(c)
1.15%	1.09	%(c)
1.68%	1.82	%(c)

See Notes to Financial Statements.

Dryden International Equity Fund	49

Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended April 30, 2009(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$4.61

Income from investment operations
Net investment income	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.24)

Total from investment operations	(.22)

Less Dividends:
Dividends from net investment income	(.12)
Distributions from net realized gains	—

Total dividends and distributions	(0.12)

Net asset value, end of period	$4.27

Total Return(b):	(4.91)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7,274
Average net assets (000)	$8,673
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	2.45	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.45	%(c)
Net investment income	1.19	%(c)

(a)	Inception date of Class M shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Annualized.
(d)	Calculated based on average shares outstanding during the period.
(e)	Does not include the expenses of the underlying funds in which the Series invests.

See Notes to Financial Statements.

50	Visit our website at www.jennisondryden.com

Class M
Year Ended October 31, 2008(d)	March 19, 2007(a) Through October 31, 2007(d)

$10.09	$8.63

.07	.08
(5.14)	1.38

(5.07)	1.46

(.07)	—
(.34)	—

(0.41)	—

$4.61	$10.09

(52.22)%	16.92%

$11,467	$68,244
$34,319	$76,639

2.15%	2.09	%(c)
1.15%	1.09	%(c)
.92%	1.41	%(c)

See Notes to Financial Statements.

Dryden International Equity Fund	51

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended April 30, 2009(d)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$4.61

Income from investment operations
Net investment income	.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.25)

Total from investment operations	(.22)

Less Dividends:
Dividends from net investment income	(.12)
Distributions from net realized gains	—

Total dividends and distributions	(0.12)

Net asset value, end of period	$4.27

Total Return(b):	(4.91)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$6,135
Average net assets (000)	$6,847
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	2.45	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.45	%(c)
Net investment income	1.24	%(c)

(a)	Inception date of Class X shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Annualized.
(d)	Calculated based on average shares outstanding during the period.
(e)	Does not include the expenses of the underlying funds in which the Series invests.

See Notes to Financial Statements.

52	Visit our website at www.jennisondryden.com

Class X
Year Ended October 31, 2008(d)	March 19, 2007(a) Through October 31, 2007(d)

$10.09	$8.63

.09	.08
(5.16)	1.38

(5.07)	1.46

(.07)	—
(.34)	—

(0.41)	—

$4.61	$10.09

(52.22)%	16.92%

$8,597	$25,428
$17,864	$25,351

2.15%	2.09	%(c)
1.15%	1.09	%(c)
1.18%	1.30	%(c)

See Notes to Financial Statements.

Dryden International Equity Fund	53

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended April 30, 2009(c)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$4.85

Income (loss) from investment operations:
Net investment income	.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.25)

Total from investment operations	(.20)

Less Dividends:
Dividends from net investment income	(.19)
Distributions from net realized gains	—

Total dividends and distributions	(.19)

Net asset value, end of period	$4.46

Total Return(a):	(4.25)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$171,112
Average net assets (000)	$157,546
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.45	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.45	%(e)
Net investment income	2.39	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(b)	Net of expense subsidy. If the investment manager had not subsidized expenses, the expense ratios (both including and excluding distribution and service (12b-1) fees) and the net investment income ratios would have been 1.43% 1.43% and .73%, respectively for the year ended October 31, 2005.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include the expenses of the underlying funds in which the Series invests.
(e)	Annualized.

See Notes to Financial Statements.

54	Visit our website at www.jennisondryden.com

Class Z
Year Ended October 31,
2008(c)	2007(c)	2006	2005		2004

$10.60	$8.62	$6.90	$5.80		$4.88

.18	.16	.12	.05		.03
(5.43)	1.97	1.65	1.12		.89

(5.25)	2.13	1.77	1.17		.92

(.16)	(.15)	(.05)	(.07)		—
(.34)	—	—	—		—

(.50)	(.15)	(.05)	(.07)		.00

$4.85	$10.60	$8.62	$6.90		$5.80

(51.77)%	25.05%	25.86%	20.40%		18.85%

$169,874	$353,771	$243,572	$179,798		$12,881
$285,097	$301,553	$214,969	$53,026		$7,103

1.15%	1.09%	1.15%	1.32	%(b)	1.77%
1.15%	1.09%	1.15%	1.32	%(b)	1.77%
2.22%	1.73%	1.48%	.88	%(b)	.81%

See Notes to Financial Statements.

Dryden International Equity Fund	55

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Scott Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden International Equity Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden International Equity Fund
Share Class	A	B	C	F	L	M	X	Z
NASDAQ	PJRAX	PJRBX	PJRCX	N/A	DEILX	DEIMX	DEIQX	PJIZX
CUSIP	743969859	743969867	743969875	743969842	743969834	743969826	743969818	743969883

MF190E2    0154126-00001-00

APRIL 30, 2009	SEMIANNUAL REPORT

Dryden International Value Fund

FUND TYPE

International stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

June 15, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual report, which includes an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden International Value Fund

Dryden International Value Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden International Value Fund is long-term growth of capital through investment in equity securities of foreign issuers. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.90%; Class B, 2.60%; Class C, 2.60%; Class Z, 1.60%. Net operating expenses apply to: Class A, 1.85%; Class B, 2.60%; Class C, 2.60%; Class Z, 1.60%, after contractual reduction through 2/28/2010.

Cumulative Total Returns as of 4/30/09
	Six Months	One Year	Five Years	Ten Years
Class A	–3.89%	–43.21%	5.08%	1.43%
Class B	–4.25	–43.87	1.11	–6.07
Class C	–4.24	–43.65	1.12	–5.96
Class Z	–3.71	–43.06	6.30	3.87
MSCI EAFE® ND Index[1]	–2.64	–42.76	3.36	–0.36
Lipper Average[2]	–3.83	–42.95	1.26	–1.70

Average Annual Total Returns[3] as of 3/31/09
		One Year	Five Years	Ten Years
Class A		–50.04%	–2.88%	–0.97%
Class B		–50.15	–2.69	–1.17
Class C		–48.04	–2.54	–1.16
Class Z		–46.97	–1.55	–0.17
MSCI EAFE® ND Index[1]		–46.51	–2.18	–0.84
Lipper Average[2]		–46.44	–2.86	–1.22

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

2	Visit our website at www.jennisondryden.com

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE® ND Index) is an unmanaged, weighted index of performance that reflects stock price movements of developed-country markets in Europe, Australasia, and the Far East. The ND version of the MSCI EAFE Index reflects the impact of the maximum withholding taxes on reinvested dividends.

2The Lipper International Large-Cap Core Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper International Large-Cap Core Funds category. Funds in the Lipper Average invest at least 75% of their equity assets in companies strictly outside of the United States with market capitalizations (on a three-year weighted basis) greater than the 250th largest company in the S&P Developed ex-U.S. Broad Market Index (BMI). Large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P Developed ex-U.S. BMI.

3The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the MSCI EAFE® ND Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/09
Teva Pharmaceutical Industries Ltd., Pharmaceuticals	2.4%
Toyota Motor Corp., Automobile Manufacturers	1.9
Standard Chartered PLC, Banks	1.8
LVMH Moet Hennessy Louis Vuitton SA, Diversified Operations	1.7
BNP Paribas, Financial—Bank & Trust	1.6

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/09
Telecommunications	12.3%
Financial—Bank & Trust	10.3
Pharmaceuticals	9.2
Oil, Gas & Consumable Fuels	7.7
Insurance	6.7

Industry weightings reflect only long-term investments and are subject to change.

Dryden International Value Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2008, at the beginning of the period, and held through the six-month period ended April 30, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

4	Visit our website at www.jennisondryden.com

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden International Value Fund		Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$961.10	1.85%	$9.00
	Hypothetical	$1,000.00	$1,015.62	1.85%	$9.25

Class B	Actual	$1,000.00	$957.50	2.60%	$12.62
	Hypothetical	$1,000.00	$1,011.90	2.60%	$12.97

Class C	Actual	$1,000.00	$957.60	2.60%	$12.62
	Hypothetical	$1,000.00	$1,011.90	2.60%	$12.97

Class Z	Actual	$1,000.00	$962.90	1.60%	$7.79
	Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2009, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Dryden International Value Fund	5

Portfolio of Investments

as of April 30, 2009 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.3%
COMMON STOCKS 98.3%

Australia 2.2%
60,200	Aristocrat Leisure Ltd.	$157,501
42,100	Australia & New Zealand Banking Group Ltd.	486,479
129,488	BlueScope Steel Ltd.	220,206
149,300	Centennial Coal Co. Ltd.	197,477
68,200	Downer EDI Ltd.	249,308
255,400	Goodman Fielder Ltd.	213,454
54,500	National Australia Bank Ltd.	817,110
186,200	Pacific Brands Ltd.	94,725
400,200	Qantas Airways Ltd.	575,873
61,800	Tabcorp Holdings Ltd.	334,603

		3,346,736

Austria 0.2%
14,700	Voestalpine AG	281,251

Belgium 0.1%
32,200	AGFA-Gevaert NV*	71,994
9,428	Dexia NV/SA	45,726

		117,720

Bermuda 0.3%
13,600	Covidien Ltd.	448,528

Brazil 1.5%
108,100	BM&FBOVESPA SA	444,459
53,477	Embraer-Empresa Brasileira de Aeronautica SA, ADR	867,397
77,200	Redecard SA	971,635

		2,283,491

Canada 4.4%
43,200	Canadian National Railway Co.	1,746,391
31,100	Canadian Natural Resources Ltd.	1,433,681
14,300	Potash Corp. of Saskatchewan, Inc.	1,236,807
95,344	Rogers Communications, Inc. (Class B Stock)	2,342,651

		6,759,530

China 4.9%
4,300	Baidu.com, Inc., ADR*	1,001,470
699,700	China Life Insurance Co. Ltd. (Class H Stock)	2,469,248

See Notes to Financial Statements.

Dryden International Value Fund	7

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

China (cont’d.)
725,004	China Merchants Bank Co. Ltd. (Class H Stock)	$1,311,547
158,204	China Mobile Ltd.	1,373,814
2,235,000	Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,286,198

		7,442,277

Denmark 3.1%
24,445	Danske Bank A/S*	268,117
28,700	H. Lundbeck A/S	519,249
48,682	Novo Nordisk A/S (Class B Stock)	2,316,331
25,216	Vestas Wind Systems A/S*	1,636,808

		4,740,505

Finland 2.4%
47,614	Fortum Oyj	960,385
144,000	Nokia Oyj	2,045,299
20,000	Rautaruukki Oyj	372,132
29,000	TietoEnator Oyj	372,559

		3,750,375

France 10.1%
10,749	Air Liquide SA	874,631
510	Arkema SA	11,764
80,700	AXA SA	1,355,897
47,000	BNP Paribas	2,474,262
3,700	Ciments Francais SA	335,121
12,400	Compagnie Generale des Establissements Michelin (Class B Stock)	634,736
23,100	Credit Agricole SA	337,758
65,599	France Telecom SA	1,456,300
29,600	Groupe Danone	1,407,974
33,707	LVMH Moet Hennessy Louis Vuitton SA	2,544,840
20,000	Natixis SA	45,283
7,200	Rallye SA	146,373
46,300	Safran SA	552,598
24,900	Sanofi-Aventis SA	1,442,012
4,300	Societe Generale	219,767
8,600	Thales SA	356,769
16,100	Total SA	805,576
17,600	Vivendi	473,248

		15,474,909

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Germany 8.3%
21,800	BASF SE	$822,680
15,900	Daimler AG	570,018
36,400	Deutsche Bank AG	1,941,113
17,600	Deutsche Lufthansa AG	224,518
50,804	E.ON AG	1,718,038
24,700	Fresenius Medical Care AG & Co KGaA	958,514
9,100	Hannover Rueckversicherung AG*	294,863
14,100	Heidelberger Druckmaschinen AG	102,012
20,100	MTU Aero Engines Holding AG*	676,822
10,400	Muenchener Rueckversicherungs AG	1,436,971
6,900	Norddeutsche Affinerie AG	195,500
10,400	RWE AG	749,720
58,239	SAP AG	2,239,074
40,000	ThyssenKrupp AG	855,750

		12,785,593

Greece 1.5%
76,344	National Bank of Greece SA	1,587,642
23,262	OPAP SA	717,638

		2,305,280

Guernsey 0.9%
65,194	Amdocs Ltd.*	1,364,510

Hong Kong 2.2%
798,720	Chaoda Modern Agriculture Holdings Ltd.	457,587
261,100	CITIC Pacific Ltd.	384,741
183,148	Hong Kong Exchanges and Clearing Ltd.	2,136,319
124,847	Orient Overseas International Ltd.	361,651

		3,340,298

Ireland 0.1%
43,400	Allied Irish Banks PLC	53,063
62,300	Bank of Ireland	62,101
32,900	Irish Life & Permanent PLC	81,683

		196,847

Israel 2.4%
84,100	Teva Pharmaceutical Industries Ltd., ADR	3,691,149

See Notes to Financial Statements.

Dryden International Value Fund	9

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Italy 1.7%
30,300	Banco Popolare Scarl	$199,059
63,300	ENI SpA	1,358,365
14,100	Finmeccanica SpA	198,629
11,700	Fondiaria SAI SpA	194,571
22,100	Indesit Co. SpA	110,565
90,997	Intesa Sanpaolo SpA	289,904
194,700	Telecom Italia SpA	246,198

		2,597,291

Japan 13.7%
7,700	Aeon Credit Service Co. Ltd.	87,447
33,973	Alpine Electronics, Inc.	273,865
54,025	Alps Electric Co. Ltd.	287,600
16,700	Aoyama Trading Co. Ltd.	239,612
97,300	Asahi Kasei Corp.	390,700
18,800	Astellas Pharma, Inc.	611,925
18,400	Circle K Sunkus Co. Ltd.	257,473
40,214	Cosmo Oil Co. Ltd.	114,583
175,214	Denki Kagaku Kogyo Kabushiki Kaisha	387,311
18,897	Fanuc Ltd.	1,354,713
103,000	Fuji Heavy Industries Ltd.	411,499
27,000	Hitachi Capital Corp.	297,049
21,500	Hitachi Information Systems Ltd.	380,207
9,626	Honda Motor Co. Ltd.	277,692
42,200	JTEKT Corp.	403,942
130	KDDI Corp.	582,640
66,683	Komatsu Ltd.	824,240
105,600	Kurabo Industries Ltd.	205,589
33,000	Kyowa Exeo Corp.	257,321
132,200	Marubeni Corp.	477,218
78	Mitsubishi Chemical Holdings Corp.	295
34,900	Mitsubishi Corp.	534,364
19,000	Mitsui & Co. Ltd.	199,980
159,700	Mizuho Financial Group, Inc.	333,585
22,700	Nifco, Inc.	299,690
6,596	Nintendo Co. Ltd.	1,759,691
88,000	Nippon Express Co. Ltd.	313,202
251,000	Nippon Light Metal Co. Ltd.*	223,971
114,200	Nippon Oil Corp.	594,044
67,000	Nippon Shokubai Co. Ltd.	410,343

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Japan (cont’d.)
20,000	Nippon Telegraph & Telephone Corp.	$746,299
65,600	Nissan Motor Co. Ltd.	339,241
350	NTT DoCoMo, Inc.	486,210
19,900	Omron Corp.	295,614
7	Osaka Gas Co. Ltd.	22
38,000	Panasonic Corp.	551,004
29,000	Ricoh Co. Ltd.	353,752
146,000	Sanwa Holdings Corp.	402,677
10,500	Seiko Epson Corp.	147,141
29,000	Seino Holding Co. Ltd.	158,497
27,400	Sumitomo Corp.	236,992
49,300	Sumitomo Electric Industries Ltd.	476,903
46,000	Sumitomo Trust & Banking Co. Ltd. (The)	190,773
13,900	Takeda Pharmaceutical Co. Ltd.	493,308
1	Takefuji Corp.	5
73,845	Toyota Motor Corp.	2,882,815
34,800	Yokogawa Electric Corp.	177,846
19,900	Yokohama Rubber Co. Ltd. (The)	86,162
34,000	Zeon Corp.	103,427

		20,920,479

Liechtenstein 0.1%
2,900	Verwaltungs und Privat Bank AG	227,270

Mexico 2.1%
42,813	America Movil SAB de CV (Class L Stock), ADR	1,406,407
641,198	Wal-Mart de Mexico SAB de CV (Class V Stock)	1,741,629

		3,148,036

Netherlands 1.8%
39,600	Aegon NV	199,173
11,700	CSM NV	148,459
57,300	ING Groep NV, ADR	522,302
17,500	Koninklijke DSM NV	542,714
31,400	Oce NV	198,727
24,579	Schlumberger Ltd.	1,204,126

		2,815,501

New Zealand 0.2%
590,300	Air New Zealand Ltd.	350,630

See Notes to Financial Statements.

Dryden International Value Fund	11

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Norway 0.8%
64,600	DnB NOR ASA*	$402,087
38,900	Norsk Hydro ASA*	171,521
33,539	StatoilHydro ASA	625,083

		1,198,691

Singapore 0.7%
282,970	MobileOne Ltd.	280,963
83,141	Neptune Orient Lines Ltd.	73,005
106,400	Singapore Airlines Ltd.	768,983

		1,122,951

Spain 3.4%
60,459	Banco Bilbao Vizcaya Argentaria SA	655,236
140,433	Banco Santander SA	1,350,818
39,000	Repsol YPF SA	741,301
127,300	Telefonica SA	2,445,319

		5,192,674

Sweden 2.4%
28,600	Electrolux AB (Class B Stock)*	322,257
54,608	Hennes & Mauritz AB (Class B Stock)	2,431,141
66,600	Nordea Bank AB	495,394
21,100	Svenska Handelsbanken AB (Class A Stock)	367,572

		3,616,364

Switzerland 8.8%
9,400	Baloise Holding AG	690,069
54,600	Clariant AG*	308,046
23,300	Credit Suisse Group AG	910,483
1,200	Georg Fischer AG*	201,383
1,599	Givaudan SA	1,012,356
42,738	Julius Baer Holding AG	1,402,007
69,138	Logitech International SA*	923,976
70,300	Nestle SA	2,291,550
37,067	Novartis AG	1,402,923
2,263	Rieter Holding AG	334,874
16,125	Roche Holding AG	2,033,429
20,200	Swiss Reinsurance Co.	479,490
2,700	Swisscom AG	704,044
4,600	Zurich Financial Services AG	854,820

		13,549,450

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

United Kingdom 18.0%
580,400	ARM Holdings PLC	$1,019,383
36,100	AstraZeneca PLC	1,264,058
79,500	Aviva PLC	366,021
128,571	Barclays PLC	522,011
158,558	Beazley Group PLC	236,062
296,400	BP PLC	2,094,558
166,655	Bradford & Bingley PLC*	—
120,000	Brit Insurance Holdings PLC	325,961
53,696	British American Tobacco PLC	1,294,979
148,625	British Sky Broadcasting Group PLC	1,058,064
414,700	BT Group PLC	571,508
72,773	Carnival PLC	1,999,764
109,700	Centrica PLC	366,767
62,100	Dairy Crest Group PLC	284,230
62,900	Drax Group PLC	476,994
145,600	GKN PLC	255,458
37,300	GlaxoSmithKline PLC	574,541
59,200	IMI PLC	310,376
272,238	Legal & General Group PLC	231,289
303,874	Lloyds TSB Group PLC	492,885
88,000	Marston’s PLC	221,474
200,998	Northern Foods PLC	183,039
283,100	Old Mutual PLC	282,053
60,491	Reckitt Benckiser Group PLC	2,374,586
206,600	Royal & Sun Alliance Insurance Group PLC	397,472
183,885	Royal Bank of Scotland Group PLC*	112,226
73,500	Royal Dutch Shell PLC (Class B Stock)	1,663,349
67,218	SABMiller PLC	1,127,110
212,300	Smith & Nephew PLC	1,493,668
4,900	Spectris PLC	42,520
173,281	Standard Chartered PLC	2,680,538
47,000	Tate & Lyle PLC	190,497
117,300	Tomkins PLC	299,462
128,588	TT Electronics PLC	53,845
409,900	Vodafone Group PLC	753,385
103,925	Vodafone Group PLC, ADR	1,907,024

		27,527,157

	TOTAL COMMON STOCKS (cost $208,285,095)	150,595,493

See Notes to Financial Statements.

Dryden International Value Fund	13

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Units	Description	Value (Note 1)

RIGHTS*

Belgium
27,500	Fortis SA, expiring 03/09/14	$—

	TOTAL LONG-TERM INVESTMENTS (cost $208,285,095)	150,595,493

Shares
SHORT-TERM INVESTMENT 1.3%

Affiliated Money Market Mutual Fund
1,979,062	Dryden Core Investment Fund - Taxable Money Market Series (cost $1,979,062)(a)	1,979,062

	TOTAL INVESTMENTS(b) 99.6% (cost $210,264,157; Note 5)	152,574,555
	Other assets in excess of liabilities(c) 0.4%	586,484

	NET ASSETS 100%	$153,161,039

The following abbreviations are used in Portfolio descriptions:

ADR—American Depositary Receipt

AUD—Australian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

MXN—Mexican Peso

SGD—Singapore Dollar

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(b)	As of April 30, 2009, 124 securities representing $89,562,416 and 58.5% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

(c)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at April 30, 2009:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/04/09	AUD	1	$1,075	$1,080	$5
Euro,
Expiring 06/16/09	EUR	4,144	5,572,211	5,481,834	(90,377)
Japanese Yen,
Expiring 05/07/09	JPY	1,879	19,451	19,053	(398)

			$5,592,737	$5,501,967	$(90,770)

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 06/19/09	GBP	1,085	$1,662,817	$1,605,063	$57,754
Euro,
Expiring 05/04/09	EUR	61	81,559	81,361	198
Expiring 06/16/09	EUR	5,282	7,040,230	6,987,222	53,008
Mexican Peso,
Expiring 05/29/09	MXN	33,600	2,360,794	2,420,084	(59,290)
Singapore Dollar,
Expiring 05/04/09	SGD	2	1,075	1,083	(8)
Swiss Franc,
Expiring 05/04/09	CHF	10	8,552	8,517	35
Expiring 05/07/09	CHF	22	19,451	19,531	(80)

			$11,174,478	$11,122,861	$51,617

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

Dryden International Value Fund	15

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$63,012,139	—
Level 2—Other Significant Observable Inputs	89,562,416	$(39,153)
Level 3—Significant Unobservable Inputs	—	—

Total	$152,574,555	$(39,153)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments. As of April 30, 2009, the Fund had two Level 3 securities with a fair value of $0.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2009 were as follows:

Telecommunications	12.3%
Financial—Bank & Trust	10.3
Pharmaceuticals	9.2
Oil, Gas & Consumable Fuels	7.7
Insurance	6.7
Chemicals	3.5
Retail & Merchandising	3.1
Automobile Manufacturers	3.0
Entertainment & Leisure	2.7
Banks	2.4
Diversified Financial Services	2.3
Computer Services & Software	2.0
Utilities	1.9
Foods	1.9
Medical Supplies & Equipment	1.9
Financial Services	1.8
Diversified Operations	1.8
Aerospace	1.7
Electronic Components & Equipment	1.7
Consumer Products & Services	1.7
Automotive Parts	1.6
Transportation	1.5
Affiliated Money Market Mutual Fund	1.3
Food & Beverage	1.2
Airlines	1.2
Metals & Mining	1.2

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Industry (cont’d.)
Electronic Components	1.2%
Machinery & Equipment	1.0
Tobacco	0.8
Beverages	0.7
Broadcasting	0.7
Semiconductor Components	0.7
Internet Software & Services	0.7
Computer Hardware	0.6
Real Estate	0.5
Multi-Utilities	0.5
Building Materials	0.5
Gaming	0.5
Office Equipment	0.4
Diversified Manufacturing	0.4
Business Services	0.3
Independent Power Producers & Energy Traders	0.3
Multimedia	0.3
Appliances	0.3
Conglomerates	0.3
Gas Distribution	0.2
Steel Producers/Products	0.2
Equipment Services	0.2
Retail	0.2
Distribution/Wholesale	0.1
Clothing & Apparel	0.1
Environmental Services	0.1
Diversified Financials	0.1
Miscellaneous Manufacturing	0.1

99.6
Other assets in excess of liabilities	0.4

100.0%

See Notes to Financial Statements.

Dryden International Value Fund	17

Statement of Assets and Liabilities

as of April 30, 2009 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $208,285,095)	$150,595,493
Affiliated Investments (cost $1,979,062)	1,979,062
Foreign currency, at value (cost $120,285)	121,653
Foreign tax reclaim receivable	897,238
Dividends and interest receivable	737,569
Receivable for investments sold	546,492
Unrealized appreciation on foreign currency forward contracts	111,000
Receivable for Series shares sold	61,856
Prepaid expenses	1,468

Total assets	155,051,831

Liabilities
Payable for investments purchased	989,415
Accrued expenses and other liabilities	269,229
Unrealized depreciation on foreign currency forward contracts	150,153
Payable for Series Shares redeemed	172,230
Payable to custodian	129,141
Advisory fee payable	120,708
Affiliated transfer agent fee payable	42,078
Distribution fee payable	15,154
Deferred directors’ fee	2,684

Total liabilities	1,890,792

Net Assets	$153,161,039

Net assets were comprised of:
Common stock, at par value	$108,854
Paid-in capital in excess of par	230,255,098

230,363,952
Distributions in excess of net investment income	(2,251,567)
Accumulated net realized loss on investment and foreign currency transactions	(17,215,972)
Net unrealized depreciation on investments and foreign currencies	(57,735,374)

Net assets, April 30, 2009	$153,161,039

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Class A:
Net asset value and redemption price per share ($36,457,739 ÷ 2,592,046 shares of common stock issued and outstanding)	$14.07
Maximum sales charge (5.5% of offering price)	0.81

Offering price per share	$14.88

Class B:
Net asset value, offering and redemption price per share ($3,713,149 ÷ 275,086 shares of common stock issued and outstanding)	$13.50

Class C:
Net asset value, offering and redemption price per share ($6,335,419 ÷ 468,637 shares of common stock issued and outstanding)	$13.52

Class Z:
Net asset value, offering and redemption price per share ($106,654,732 ÷ 7,549,618 shares of common stock issued and outstanding)	$14.13

See Notes to Financial Statements.

Dryden International Value Fund	19

Statement of Operations

Six Months Ended April 30, 2009 (Unaudited)

Net Investment Income
Investment Income
Unaffiliated dividend income (net of foreign withholding tax of $226,346)	$2,262,032
Affiliated dividend income	37,071
Interest income	3,477

Total income	2,302,580

Expenses
Management fees	735,146
Distribution fee—Class A	44,071
Distribution fee—Class B	19,966
Distribution fee—Class C	31,248
Transfer agent’s fees and expenses (including affiliated expenses of $143,400)	226,000
Custodian’s fees and expenses	117,000
Registration fees	26,000
Reports to shareholders	23,000
Audit fees	13,000
Directors’ fees	9,000
Legal fees	6,000
Insurance fees	3,000
Interest expense (Note 7)	469
Miscellaneous	14,697

Total expenses	1,268,597

Net Investment Income	1,033,983

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(16,469,143)
Foreign currency transactions	2,837,012

(13,632,131)

Net change in unrealized appreciation (depreciation) on:
Investments	8,319,644
Foreign currencies	(3,200,966)

5,118,678

Net Loss on investments and foreign currency transactions	(8,513,453)

Net Decrease In Net Assets Resulting From Operations	$(7,479,470)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2009	Year Ended October 31, 2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,033,983	$5,372,363
Net realized gain (loss) on investments and foreign currency transactions	(13,632,131)	(3,028,519)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	5,118,678	(168,933,226)

Net increase (decrease) in net assets resulting from operations	(7,479,470)	(166,589,382)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(1,642,073)	(1,029,202)
Class B	(143,838)	(71,859)
Class C	(227,424)	(79,781)
Class Z	(5,093,509)	(3,130,329)

	(7,106,844)	(4,311,171)

Distributions from net realized gains
Class A	—	(10,771,229)
Class B	—	(1,960,514)
Class C	—	(2,176,658)
Class Z	—	(27,044,284)

	—	(41,952,685)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	16,580,918	80,225,479
Net asset value of shares issued in reinvestment of dividends and distributions	6,958,250	44,896,631
Cost of shares reacquired	(24,580,185)	(103,746,498)

Net decrease in net assets from Series share transactions	(1,041,017)	21,375,612

Total increase (decrease)	(15,627,331)	(191,477,626)

Net Assests
Beginning of period	168,788,370	360,265,996

End of period(a)	$153,161,039	$168,788,370

(a) Includes undistributed net investment income of:	$—	$3,821,294

See Notes to Financial Statements.

Dryden International Value Fund	21

Notes to Financial Statements

(Unaudited)

Prudential World Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end diversified management investment company and currently consists of two series: Dryden International Value Fund (formerly Strategic Partners International Value Fund) (the “Series”) and the Dryden International Equity Fund. These financial statements relate to Dryden International Value Fund. The financial statements of the other Series are not presented herein. The investment objective of the Series is to achieve long-term growth of capital. Income is a secondary objective. The Series seeks to achieve its objective primarily through investment in common stock and preferred stock of foreign companies of all sizes.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board

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of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The fund recognizes income, net of any rebate and securities lend agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes and unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) Purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Dryden International Value Fund	23

Notes to Financial Statements

(Unaudited) continued

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the fiscal period, the Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

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Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into subadvisory agreements with LSV Asset Management (“LSV”) and Thornburg Investment Management (“Thornburg”) for the Series.

Dryden International Value Fund	25

Notes to Financial Statements

(Unaudited) continued

The subadvisory agreements provide that LSV and Thornburg furnish investment advisory services in connection with the management of the Series. In connection therewith, LSV and Thornburg are obligated to keep certain books and records of the Series. PI pays for the services of the subadvisors, the compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 1% of the average daily net assets up to $300 million, .95 of 1% of the next $700 million of average daily net assets and .90 of 1% of average daily net assets in excess of $1 billion of the Series. The effective management fee rate as of April 30, 2009 was 1.00%.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Class A, B and C Plans, the Series compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended April 30, 2009, PIMS contractually agreed to limit such fee to .25 of 1% of the average daily net assets of the Class A shares.

PIMS has advised the Series that it received approximately $9,900 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2009. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS advised the Series that for the six months ended April 30, 2009, it received approximately $2,400 and $500 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

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PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees related to the services of First Clearing, LLC (“First Clearing”), affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2009, the Fund incurred approximately $24,400 in total networking fees, of which $15,500 was paid to first Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Fund invests in the Taxable Money Market Series, a portfolio of Dryden Core Investment Fund, formerly Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Taxable Money Market Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2009 were $21,307,535 and $21,135,161, respectively.

Note 5. Distributions and Tax Information

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2008 of approximately $2,965,000 of which $1,156,000 expires in 2010, $334,000 expires in 2011 and $1,475,000 expires in 2016. No capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Series will be able to realize the full benefit prior to the expiration date.

Dryden International Value Fund	27

Notes to Financial Statements

(Unaudited) continued

The federal income tax basis of the Series’ investments and the net unrealized depreciation as of April 30, 2009 were as follows:

Tax basis	Appreciation	Depreciation	Net Unrealized Depreciation
$210,635,877	$8,857,241	$(66,918,563)	$(58,061,322)

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies.

Management has analyzed the Series‘ tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2009, no provisions for income tax would be required in the Series’ financial statements. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statuses of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 500 million authorized shares of $.01 par value common stock, divided equally into four classes, designated Class A, Class B, Class C and Class Z common stock.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six Months ended April 30, 2009:
Shares sold	153,391	$2,141,355
Shares issued in reinvestment of dividends and distributions	107,355	1,528,732
Shares reacquired	(380,893)	(5,126,881)

Net increase (decrease) in shares outstanding before conversion	(120,147)	(1,456,794)
Shares issued upon conversion from Class B	55,930	752,550

Net increase (decrease) in shares outstanding	(64,217)	$(704,244)

Year ended October 31, 2008:
Shares sold	534,161	$13,934,334
Shares issued in reinvestment of dividends and distributions	383,603	10,859,810
Shares reacquired	(1,085,975)	(25,465,778)

Net increase (decrease) in shares outstanding before conversion	(168,211)	(671,634)
Shares issued upon conversion from Class B	149,006	3,699,495

Net increase (decrease) in shares outstanding	(19,205)	$3,027,861

Class B
Six Months ended April 30, 2009:
Shares sold	8,523	$111,590
Shares issued in reinvestment of dividends and distributions	9,668	132,452
Shares reacquired	(37,478)	(466,733)

Net increase (decrease) in shares outstanding before conversion	(19,287)	(222,691)
Shares reacquired upon conversion into Class A	(58,461)	(752,550)

Net increase (decrease) in shares outstanding	(77,748)	$(975,241)

Year ended October 31, 2008:
Shares sold	47,216	$1,186,275
Shares issued in reinvestment of dividends and distributions	68,544	1,865,077
Shares reacquired	(104,809)	(2,383,037)

Net increase (decrease) in shares outstanding before conversion	10,951	668,315
Shares reacquired upon conversion into Class A	(155,432)	(3,699,495)

Net increase (decrease) in shares outstanding	(144,481)	$(3,031,180)

Dryden International Value Fund	29

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six Months ended April 30, 2009:
Shares sold	15,426	$203,812
Shares issued in reinvestment of dividends and distributions	15,331	210,341
Shares reacquired	(65,955)	(833,192)

Net increase (decrease) in shares outstanding	(35,198)	$(419,039)

Year ended October 31, 2008:
Shares sold	54,845	$1,366,860
Shares issued in reinvestment of dividends and distributions	76,310	2,078,683
Shares reacquired	(174,727)	(3,830,369)

Net increase (decrease) in shares outstanding	(43,572)	$(384,826)

Class Z
Six Months ended April 30, 2009:
Shares sold	1,035,676	$14,124,161
Shares issued in reinvestment of dividends and distributions	355,964	5,086,725
Shares reacquired	(1,368,220)	(18,153,379)

Net increase (decrease) in shares outstanding	23,420	$1,057,507

Year ended October 31, 2008:
Shares sold	2,658,072	$63,738,010
Shares issued in reinvestment of dividends and distributions	1,058,869	30,093,061
Shares reacquired	(3,036,949)	(72,067,314)

Net increase (decrease) in shares outstanding	679,992	$21,763,757

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Funds renewed the SCA with the two banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 23, 2009. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

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The Series utilized the line of credit during for the six months ended April 30, 2009. The average daily balance for the 35 days the Series had debt outstanding during the period was approximately $365,465 at a weighted average interest rate of approximately 1.32%.

Note 8. New Accounting Pronouncements

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In April 2009, the FASB issued FASB Staff Position 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”) and is effective for interim and annual periods ending after June 15, 2009. FSP 157-4 provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The FSP also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. FSP 157-4 requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

Dryden International Value Fund	31

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.28

Income (loss) from investment operations:
Net investment income	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.67)

Total from investment operations	(.59)

Less Dividends and Distributions:
Dividends from net investment income	(.62)
Distributions from net realized gains	—

Total dividends and distributions	(.62)

Net asset value, end of period	$14.07

Total Return(a):	(3.89)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$36,458
Average net assets (000)	$35,549
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(c)	1.85	%(f)
Expenses, excluding distribution and service (12b-1) fees	1.60	%(f)
Net investment income	1.25	%(f)
For Class A, B, C and Z shares:
Portfolio turnover rate	15	%(g)

(a)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to confrom to generally accepted accounting principles.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	The distributor of the Fund has contractually agreed through February 28, 2010, to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily assets of the Class A shares.
(d)	Effective August 1, 2005 through February 28, 2009, the Manager of the Fund has voluntarily agreed to reimburse the Series in order to limit operating expenses (excluding interest, taxes and brokerage commissions) to 1.61% of the average daily net assets of the Class A shares. If the Manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.62%, 1.37% and 1.15%, respectively, for the year ended October 31, 2005.
(e)	Does not include expense of the underlying portfolio in which the Series invests.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended October 31,
2008(b)	2007(b)	2006(b)	2005(b)		2004(b)

$34.10	$27.12	$21.88	$18.29		$16.07

.44	.51	.45	.24		.16
(14.93)	7.85	5.61	3.53		2.20

(14.49)	8.36	6.06	3.77		2.36

(.38)	(.03)	(.50)	(.18)		(.14)
(3.95)	(1.35)	(.32)	—		—

(4.33)	(1.38)	(.82)	(.18)		(.14)

$15.28	$34.10	$27.12	$21.88		$18.29

(48.33)%	32.15%	28.59%	20.71%		14.77%

$40,580	$91,221	$73,289	$61,347		$55,530
$71,618	$84,344	$67,590	$59,739		$49,953

1.56%	1.57%	1.65%	1.62	%(d)	1.61%
1.31%	1.32%	1.40%	1.37	%(d)	1.36%
1.79%	1.74%	1.83%	1.15	%(d)	.90%

27%	44%	48%	121%		24%

See Notes to Financial Statements.

Dryden International Value Fund	33

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended April 30, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.58

Income (loss) from investment operations:
Net investment income	.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.64)

Total from investment operations	(.61)

Less Dividends and Distributions:
Dividends from net investment income	(.47)
Distributions from net realized gains	—

Total dividends and distributions	(.47)

Net asset value, end of period	$13.50

Total Return(a):	(4.25)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,713
Average net assets (000)	$4,026
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.60	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.60	%(e)
Net investment income	.43	%(e)

(a)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to confrom to generally accepted accounting principles.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Effective August 1, 2005 through February 28, 2009, the Manager of the Fund has voluntarily agreed to reimburse the Series in order to limit operating expenses (excluding interest, taxes and brokerage commissions) to 2.36% of the average daily net assets of the Class B shares. If the Manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 2.37%, 1.37% and 0.38%, respectively, for the year ended October 31, 2005.
(d)	Does not include expense of the underlying portfolio in which the Series invests.
(e)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended October 31,
2008(b)	2007(b)	2006(b)	2005(b)		2004(b)

$32.73	$26.24	$21.19	$17.73		$15.58

.24	.24	.19	.08		.03
(14.29)	7.60	5.49	3.42		2.15

(14.05)	7.84	5.68	3.50		2.18

(.15)	—	(.31)	(.04)		(.03)
(3.95)	(1.35)	(.32)	—		—

(4.10)	(1.35)	(.63)	(.04)		(.03)

$14.58	$32.73	$26.24	$21.19		$17.73

(48.74)%	31.17%	27.51%	19.77%		13.98%

$5,143	$16,279	$19,141	$18,978		$25,917
$10,730	$16,627	$19,346	$23,092		$33,863

2.31%	2.32%	2.40%	2.37	%(c)	2.36%
1.31%	1.32%	1.40%	1.37	%(c)	1.36%
1.01%	.84%	.78%	.38	%(c)	.15%

See Notes to Financial Statements.

Dryden International Value Fund	35

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended April 30, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.60

Income (loss) from investment operations:
Net investment income	.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.64)

Total from investment operations	(.61)

Less Dividends and Distributions:
Dividends from net investment income	(.47)
Distributions from net realized gains	—

Total dividends and distributions	(.47)

Net asset value, end of period	$13.52

Total Return(a):	(4.24)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$6,335
Average net assets (000)	$6,301
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.60	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.60	%(e)
Net investment income	.52	%(e)

(a)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to confrom to generally accepted accounting principles.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Effective August 1, 2005 through February 28, 2009, the Manager of the Fund has voluntarily agreed to reimburse the Series in order to limit operating expenses (excluding interest, taxes and brokerage commissions) to 2.36% of the average daily net assets of the Class C shares. If the Manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 2.37%, 1.37% and 0.40%, respectively, for the year ended October 31, 2005.
(d)	Does not include expense of the underlying portfolio in which the Series invests.
(e)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class C
Year Ended October 31,
2008(b)	2007(b)	2006(b)	2005(b)		2004(b)

$32.77	$26.27	$21.21	$17.74		$15.60

.24	.27	.23	.08		.06
(14.31)	7.58	5.46	3.43		2.11

(14.07)	7.85	5.69	3.51		2.17

(.15)	—	(.31)	(.04)		(.03)
(3.95)	(1.35)	(.32)	—		—

(4.10)	(1.35)	(.63)	(.04)		(.03)

$14.60	$32.77	$26.27	$21.21		$17.74

(48.74)%	31.17%	27.53%	19.81%		13.90%

$7,355	$17,938	$15,962	$12,720		$13,040
$13,571	$16,297	$14,909	$13,293		$11,763

2.31%	2.32%	2.40%	2.37	%(c)	2.36%
1.31%	1.32%	1.40%	1.37	%(c)	1.36%
1.04%	.94%	.98%	.40	%(c)	.33%

See Notes to Financial Statements.

Dryden International Value Fund	37

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended April 30, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.37

Income (loss) from investment operations:
Net investment income	.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.66)

Total from investment operations	(.56)

Less Dividends and Distributions:
Dividends from net investment income	(.68)
Distributions from net realized gains	—

Total dividends and distributions	(.68)

Net asset value, end of period	$14.13

Total Return(a):	(3.71)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$106,655
Average net assets (000)	$102,371
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.60	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.60	%(e)
Net investment income	1.56	%(e)

(a)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to confrom to generally accepted accounting principles.
(b)	Calculations are based on the average daily number of shares outstanding.
(c)	Effective August 1, 2005 through February 28, 2009, the Manager of the Fund has voluntarily agreed to reimburse the Series in order to limit operating expenses (excluding interest, taxes and brokerage commissions) to 1.36% of the average daily net assets of the Class Z shares. If the Manager had not reimbursed the Series, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.37%, 1.37% and 1.43%, respectively, for the year ended October 31, 2005.
(d)	Does not include expense of the underlying portfolio in which the Series invests.
(e)	Annualized.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class Z
Year Ended October 31,
2008(b)	2007(b)	2006(b)	2005(b)		2004(b)

$34.30	$27.26	$22.02	$18.41		$16.17

.50	.60	.28	.29		.20
(15.02)	7.89	5.84	3.54		2.22

(14.52)	8.49	6.12	3.83		2.42

(.46)	(.10)	(.56)	(.22)		(.18)
(3.95)	(1.35)	(.32)	—		—

(4.41)	(1.45)	(.88)	(.22)		(.18)

$15.37	$34.30	$27.26	$22.02		$18.41

(48.23)%	32.50%	28.78%	20.97%		15.09%

$115,710	$234,828	$177,008	$156,678		$295,418
$186,380	$206,798	$170,067	$264,624		$334,003

1.31%	1.32%	1.40%	1.37	%(c)	1.36%
1.31%	1.32%	1.40%	1.37	%(c)	1.36%
2.06%	2.02%	1.13%	1.43	%(c)	1.10%

See Notes to Financial Statements.

Dryden International Value Fund	39

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland •
Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker •
Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Scott Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	LSV Asset Management Thornburg Investment Management, Inc.	One North Wacker Drive Suite 4000 Chicago, IL 60606 119 East Marcy Street Santa Fe, NM 87501

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the

Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden International Value Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden International Value Fund
Share Class	A	B	C	Z
NASDAQ	PISAX	PISBX	PCISX	PISZX
CUSIP	743969503	743969602	743969701	743969800

MF115E2    0154142-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential World Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date June 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date June 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 22, 2009

*	Print the name and title of each signing officer under his or her signature.